Accrued Liabilities and Other Payables (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)
Accrued Liabilities and Other Payables [Line Items]
Salary and fees due to directors	$ 509,095	$ 395,906	$ 55,348	$ 40,512	$ 427,896
Audit fee		$ 155,000
due to related parties	331,517					$ 257,809
Shareholder loans	1,725,615					1,341,951
Related Party [Member]
Accrued Liabilities and Other Payables [Line Items]
due to related parties	$ 2,057,132					$ 1,599,760